Note 27 - Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Loss for the year / period attributable to equity owners	(7,571)	(5,103)	(1,446)	(11,223)
Weighted average number of shares in issue (‘000s)	16,307	13,557	13,557	13,557
Basic earnings/(loss) per share (dollars)	(0.46)	(0.38)	(0.11)	(0.83)
Diluted earnings/(loss) per share (dollars)	(0.46)	(0.38)	(0.11)	(0.83)